DEFERRED TAX ASSETS/ LIABILITIES	12 Months Ended
Dec. 31, 2023
Deferred Tax Assets Liabilities
DEFERRED TAX ASSETS/ LIABILITIES

12. DEFERRED TAX ASSETS/ LIABILITIES

	December 31,
	2022	2023
	US$’000	US$’000
Deferred tax assets	–	–
Deferred tax liabilities	1	–

Following are the major deferred tax assets and liabilities recognized by the Company:

	Provisions	Tax losses	Total
	US$’000	US$’000	US$’000
As of January 1,2021	1	–	1
Recognized in statement of operation	–	–	–
As of December 31,2021	1	–	1
Recognized in statement of operation	–	–	–
As of December 31, 2022	1	–	1
Reversal of tax liabilities	(1)	–	(1)
As of December 31, 2023	–	–	–